Statement of Changes in Shareholders' Equity (USD $)	Ordinary shares [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Sale of ordinary shares issued to initial shareholders at Jul. 28, 2010	$ 3,067	$ 21,933	$ 0	$ 25,000
Sale of ordinary shares issued to initial shareholders (in shares) at Jul. 28, 2010	3,066,667
Redemption of initial ordinary shares	(933)	933	0
Redemption of initial ordinary shares (in shares)	(933,334)
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption)	6,400	61,483,605	0	61,490,005
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption) (in shares)	6,400,000
Net proceeds subject to possible redemption of 5,887,999 shares	0	(59,494,421)	0	(59,494,421)
Sale of private placement warrants	0	4,000,000	0	4,000,000
Net loss	0	0	(323,761)	(323,761)
Balance at Sep. 30, 2011	$ 8,534	$ 6,012,050	$ (323,761)	$ 5,696,824
Balance (in shares) at Sep. 30, 2011	8,533,333